SEVERANCE PAY (Details Textual) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Severance Pay [Line Items]
Severance Costs	$ 120	$ 70	$ 92